Other Current and Long-Term Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Other Assets - Current
Prepaid Intellectual Property	$ 3,007	$ 2,443	$ 3,411
Prepaid Insurance	532	431	2,011
Prepaid Acquisitions		2,243
Prepaid Freight	143	216
Prepaid Manufacturing Components	104	79	167
Prepaid Rent	1,302
Prepaid Maintenance	1,209	885	165
Prepaid Shipping Supplies	1,555	2,831	1,533
Total Other Assets - Current	7,852	9,128	7,287
Other Long-Term Assets
Deposits	270	3,748	361
Total Other Long-Term Assets	$ 270	$ 3,748	$ 361